Income Taxes (Tax Effects of Temporary Differences and Carryforwards Giving Rise to Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Assets:
Net operating loss carryforwards		¥ 50,576	¥ 48,953
Allowance for credit losses		18,565	14,842
Investment in securities		4,109	4,581
Accrued expenses		23,644	26,516
Investment in operating leases		12,597	11,576
Property under facility operations		33,551	28,007
Installment loans		7,036	8,075
Unrealized losses on investment in securities		245,605	158,375
Lease liabilities		76,790	74,215
Other	[1]	188,081	159,391
Deferred Tax Assets, Gross, Total		660,554	534,531
Less: valuation allowance		(44,262)	(35,845)
Deferred Tax Assets, Net of Valuation Allowance, Total		616,292	498,686
Liabilities:
Net investment in leases		13,524	12,755
Investment in operating leases		175,410	171,455
Unrealized gains on investment in securities		17,966	9,259
Deferred insurance policy acquisition costs		96,048	90,934
Policy liabilities and policy account balances		397,682	263,515
Property under facility operations		37,326	33,075
Other intangible assets		148,872	143,701
Undistributed earnings		134,589	103,808
Prepaid benefit cost		32,689	27,224
Advances paid		9,023	8,387
Right-of-use assets		73,828	72,034
Other		43,256	24,834
Deferred Tax Liabilities, Net, Total		1,180,213	960,981
Net deferred tax liability		¥ 563,921	¥ 462,295

[1]	As of March 31, 2025 and 2026, other deferred tax assets includes amounts related to net investment hedges of ¥96,778 million and ¥107,235 million.